Taxation - Reconciliation of the beginning and ending amount of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Beginning balance	¥ (30,772)	¥ (28,575)
Additions	(909)	(2,197)
Ending balance	¥ (31,681)	¥ (30,772)